Leases (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Leases [Abstract]
Schedule of Weighted Average for Operating Lease
	10/31/2024	10/31/2023	10/31/2022
Weighted average remaining lease term (in years)	2.53	3.50	4.50
Weighted average discount rate (%)	10%	10%	10%

Schedule of Future Minimum Lease Payments Required Under Operating Leases

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of January 31, 2025 were as follows:

2025	$494,835
2026	481,496
2027	162,072
Total future minimum lease payments	$1,138,403
Less imputed interest	(125,887)
Total operating lease liability	$1,012,516

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of October 31, 2024 were as follows:

Years ending October 31,
2025	$503,124
2026	477,956
2027	283,626
2028	—
2029	—
Total future minimum lease payments	$1,264,706
Less imputed interest	(152,859)
Total operating lease liability	$1,111,847